Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.2%
39,721	iShares 20+ Year Treasury Bond ETF	$5,732,535	2.0
139,223	Schwab U.S. TIPS ETF	8,712,575	3.0
14,239	Vanguard S&P 500 ETF	5,615,862	2.0
47,198	Vanguard Value ETF	6,389,193	2.2

	Total Exchange-Traded Funds
	(Cost $24,430,434)	26,450,165	9.2

MUTUAL FUNDS: 90.8%
	Affiliated Investment Companies: 90.8%
927,977	Voya Global Bond Fund - Class R6	8,713,702	3.0
1,804,650	Voya High Yield Bond Fund - Class R6	14,581,572	5.1
7,316,540	Voya Intermediate Bond Fund - Class R6	75,579,860	26.2
88,891	Voya Large-Cap Growth Fund - Class R6	5,603,678	1.9
394,409	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,714,988	2.0
408,567	Voya Multi-Manager International Equity Fund - Class I	5,646,401	2.0
1,287,049	Voya Multi-Manager International Factors Fund - Class I	14,144,674	4.9
247,168	Voya Multi-Manager Mid Cap Value Fund - Class I	2,827,602	1.0
1,488,730	Voya Securitized Credit Fund - Class R6	14,559,779	5.0
1,463,097	Voya Short Term Bond Fund - Class R6	14,572,446	5.1
447,235	Voya U.S. High Dividend Low Volatility Fund - Class R6	6,431,235	2.2
567,564	Voya U.S. Stock Index Portfolio - Class I	11,300,195	3.9
3,623,201	VY® BrandywineGLOBAL - Bond Portfolio - Class I	40,797,246	14.2
139,712	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	2,824,986	1.0
909,871	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	28,569,959	9.9
196,203	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,803,748	1.0
61,529	VY® T. Rowe Price Growth Equity Portfolio - Class I	6,991,544	2.4

	Total Mutual Funds
	(Cost $245,851,476)	261,663,615	90.8

Total Investments in Securities (Cost $270,281,910)	$288,113,780	100.0
Liabilities in Excess of Other Assets	(101,108)	–
Net Assets	$288,012,672	100.0

(1)	Non-income producing security.

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,450,165	$–	$–	$26,450,165
Mutual Funds	261,663,615	–	–	261,663,615
Total Investments, at fair value	$288,113,780	$–	$–	$288,113,780

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$9,208,164	$1,090,455	$(1,144,720)	$(440,197)	$8,713,702	$26,945	$48,859	$-
Voya High Yield Bond Fund - Class R6	15,351,134	1,253,863	(1,853,348)	(170,077)	14,581,572	564,023	223,794	-
Voya Intermediate Bond Fund - Class R6	75,845,948	14,156,695	(11,779,648)	(2,643,135)	75,579,860	1,474,347	554,005	-
Voya Large-Cap Growth Fund - Class R6	7,646,044	373,308	(2,389,442)	(26,232)	5,603,678	-	958,049	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,219,711	922,328	(1,106,012)	(321,039)	5,714,988	-	364,700	-
Voya Multi-Manager International Equity Fund - Class I	6,112,977	305,389	(718,667)	(53,298)	5,646,401	-	342,821	-
Voya Multi-Manager International Factors Fund - Class I	18,273,439	486,992	(4,939,156)	323,399	14,144,674	-	1,009,949	-
Voya Multi-Manager Mid Cap Value Fund - Class I	-	3,099,578	(251,574)	(20,402)	2,827,602	-	3,953	-
Voya Securitized Credit Fund - Class R6	-	14,573,675	(13,895)	(1)	14,559,779	2,253	-	-
Voya Short Term Bond Fund - Class R6	30,565,932	1,982,351	(17,498,527)	(477,310)	14,572,446	350,269	408,190	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	6,932,168	735,251	(1,671,603)	435,419	6,431,235	78,721	493,396	-
Voya U.S. Stock Index Portfolio - Class I	14,606,353	1,500,106	(4,205,647)	(600,617)	11,300,195	-	1,466,202	1,120,578
VY® BrandywineGLOBAL - Bond Portfolio - Class I	42,745,645	6,531,274	(4,953,714)	(3,525,959)	40,797,246	651,494	913,225	2,593,357
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	2,231,195	4,549,909	(3,286,770)	(669,348)	2,824,986	10,507	812,036	133,012
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	30,753,381	4,431,588	(5,498,523)	(1,116,487)	28,569,959	22,463	1,157,869	3,422,067
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	-	3,588,956	(426,919)	(358,289)	2,803,748	199	(34,379)	442,474
VY® T. Rowe Price Growth Equity Portfolio - Class I	6,107,132	2,311,184	(1,091,853)	(334,919)	6,991,544	-	555,581	588,271
	$272,599,223	$61,892,902	$(62,830,018)	$(9,998,492)	$261,663,615	$3,181,221	$9,278,250	$8,299,759

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $274,521,640.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$15,359,098
Gross Unrealized Depreciation	(1,766,958)
Net Unrealized Appreciation	$13,592,140